CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents (Note 4)	$ 39,724,064	$ 9,350,892
Marketable securities (Notes 5 and 6)	529,265	180,986
Deposits, advances and other	218,744	590,250
Total current assets	40,472,073	10,122,128
Property, plant and equipment, net (Note 7)	12,604,136	12,258,599
Total assets	53,076,209	22,380,727
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,163,669	1,549,905
Accrued interest	16,651	2,388
Total current liabilities	1,180,320	1,552,293
Convertible notes and interest notes (Note 11)	46,703,299	39,671,870
Other (Note 11)	1,012,491	1,012,491
Total liabilities	48,896,110	42,236,654
SHAREHOLDERS' EQUITY
Common shares (Note 12)	332,948,413	290,467,418
Contributed Surplus (Note 11)	29,957,244	30,435,625
Stock options (Note 10)	17,353,725	20,523,325
Accumulated deficit	(376,496,736)	(361,351,373)
Accumulated other comprehensive income	417,453	69,078
Total shareholders' equity (deficit)	4,180,099	(19,855,927)
Total liabilities and shareholders' equity	$ 53,076,209	$ 22,380,727